              As filed with the Securities and Exchange Commission
                               on October 10, 2002

                                                    Registration No. _________
                                                                     811-05159

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                      [__] Pre-Effective Amendment No. ____
                     [__] Post-Effective Amendment No. ____
                        (Check Appropriate Box or Boxes)

                               RS INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-766-3863
                        (Area Code and Telephone Number)

                   388 Market Street, San Francisco, CA 94111
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

G. Randall Hecht                  Copies to:   Timothy W. Diggins, Esq.
c/o RS Investments                             Ropes & Gray
388 Market Street                              One International Place
San Francisco, California  94111               Boston, Massachusetts  02110-2624

                     (Name and Address of Agent For Service)

   As soon as practicable after this Registration Statement becomes effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective on November 9, 2002 pursuant to Rule 488.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

                               RS INVESTMENT TRUST
                                388 MARKET STREET
                         SAN FRANCISCO, CALIFORNIA 94111

                                                             November ____, 2002
DEAR SHAREHOLDER:

     You are cordially invited to attend a Meeting of shareholders of RS Aggressive Growth Fund, a series of RS Investment Trust, to be held on ________, December __, 2002, at 8:00 a.m., San Francisco time, at the offices of the Trust at 388 Market Street, San Francisco, California. At the Meeting, shareholders will be asked to vote on a proposed merger of RS Aggressive Growth Fund into RS Emerging Growth Fund, also a series of the Trust. Each share of RS Aggressive Growth Fund would be exchanged at net asset value for shares of RS Emerging Growth Fund.

     Although the Trustees would like very much to have each shareholder attend the Meeting, they realize that this is not possible. Whether or not you plan to be present at the Meeting, your vote is needed. PLEASE COMPLETE, SIGN, AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE.

     We look forward to seeing you at the Meeting or receiving your proxy card so your shares may be voted at the Meeting.

                                                Sincerely yours,



                                                G. Randall Hecht
                                                President

SHAREHOLDERS ARE URGED TO SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE SO AS TO BE REPRESENTED AT THE MEETING.

                               RS INVESTMENT TRUST

                            RS AGGRESSIVE GROWTH FUND

                        NOTICE OF MEETING OF SHAREHOLDERS

                                DECEMBER __, 2002

To the Shareholders:

     Notice is hereby given that a Meeting of shareholders of RS Aggressive Growth Fund (the "Aggressive Growth Fund"), a series of RS Investment Trust (the "Trust"), will be held at 388 Market Street, San Francisco, California, on ______, December __, 2002 at 8:00 a.m., San Francisco time, for the following purposes:

     I. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Aggressive Growth Fund to RS Emerging Growth Fund (the "Emerging Growth Fund"), another series of the Trust, in exchange for shares of the Emerging Growth Fund and the assumption by the Emerging Growth Fund of all of the liabilities of the Aggressive Growth Fund, and the distribution of such shares to the shareholders of the Aggressive Growth Fund in complete liquidation of the Aggressive Growth Fund.

     II. To consider such other business as may properly come before the meeting.

     Shareholders of record as of the close of business on November __, 2002 are entitled to notice of, and to vote at, the meeting.

                                            By order of the Board of Trustees


                                            SUZANNE M. DUFRANE
                                            SECRETARY



November ___, 2002

                               RS INVESTMENT TRUST
                                388 MARKET STREET
                         SAN FRANCISCO, CALIFORNIA 94111
                                 1-800-766-FUND

                            RS AGGRESSIVE GROWTH FUND



                           PROSPECTUS/PROXY STATEMENT



                                                               November __, 2002

     This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of RS Aggressive Growth Fund (the "Aggressive Growth Fund"), a series of RS Investment Trust (the "Trust"), into RS Emerging Growth Fund (the "Emerging Growth Fund"), another series of the Trust. The Merger is to be effected through the transfer of all of the assets of the Aggressive Growth Fund to the Emerging Growth Fund in exchange for shares of beneficial interest of the Emerging Growth Fund (the "Merger Shares") and the assumption by the Emerging Growth Fund of all of the liabilities of the Aggressive Growth Fund, followed by the distribution of the Merger Shares to the shareholders of the Aggressive Growth Fund in liquidation of the Aggressive Growth Fund. As a result of the proposed Merger, each shareholder of the Aggressive Growth Fund will receive in exchange for his or her Aggressive Growth Fund shares a number of Emerging Growth Fund shares equal in value at the date of the exchange to the aggregate value of the shareholder's Aggressive Growth Fund shares.

     Because shareholders of the Aggressive Growth Fund are being asked to approve a transaction which will result in their receiving shares of the Emerging Growth Fund, this Proxy Statement also serves as a Prospectus for the Merger Shares of the Emerging Growth Fund.

     The Emerging Growth Fund's investment objective is capital appreciation. It pursues this objective by employing a growth methodology to invest primarily in equity securities of smaller, rapidly growing emerging companies.

     THIS PROSPECTUS/PROXY STATEMENT EXPLAINS CONCISELY WHAT YOU SHOULD KNOW BEFORE INVESTING IN THE EMERGING GROWTH FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

     This Prospectus/Proxy Statement is accompanied by a current Prospectus of the Trust dated May 1, 2002 as amended or supplemented from time to time (the "Prospectus"). The information regarding the Aggressive Growth Fund and the Emerging Growth Fund contained in the Prospectus is incorporated into this Prospectus/Proxy Statement by reference. The Aggressive Growth Fund and the Emerging Growth Fund are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds."

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy Statement by reference: (i) the financial statements relating to the Aggressive Growth Fund and the Emerging Growth Fund included in the Annual Report to Shareholders of the Trust for the year ended December 31, 2001 (the "Annual Report"); (ii) the financial statements relating to the Aggressive Growth Fund and the Emerging Growth Fund included in the Semi-Annual Report to Shareholders of the Trust for the period ended June 30, 2002 (the "Semi-Annual Report"); (iii) the current Statement of Additional Information of the Trust, dated May 1, 2002, as revised August 30, 2002, as amended or supplemented from time to time (the "SAI"), and (iii) a Statement of Additional Information dated November __, 2002 relating to the transaction described in this Prospectus/Proxy Statement (the "Merger SAI").

     For a free copy of any or all of the Prospectus, Annual Report, Semi-Annual Report, SAI, or Merger SAI referred to above, please call 1-800-766-FUND or write to the Trust at the address appearing above.

THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
OVERVIEW OF THE MERGER                                                          1
RISK FACTORS                                                                    4
MEETING OF SHAREHOLDERS                                                         7
APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION                 7
INFORMATION ABOUT THE FUNDS                                                    12
VOTING INFORMATION                                                             13
APPENDIX A   FORM OF AGREEMENT AND PLAN OF REORGANIZATION                     A-1

                             OVERVIEW OF THE MERGER

PROPOSED TRANSACTION

     The Trustees of the Trust have unanimously approved an Agreement and Plan of Reorganization between the Aggressive Growth Fund and the Emerging Growth Fund (the "Agreement"), which is attached to this Prospectus/Proxy statement as APPENDIX A. Pursuant to the terms of the Agreement, the Aggressive Growth Fund will receive a number of shares of the Emerging Growth Fund (the "Merger Shares") equal in value to the value of the net assets of the Aggressive Growth Fund being transferred and attributable to the shares of the Aggressive Growth Fund. Following the transfer, (i) the Aggressive Growth Fund will distribute to each of its shareholders a number of full and fractional Merger Shares of the Emerging Growth Fund equal in value to the aggregate value of that shareholder's Aggressive Growth Fund shares, and (ii) the Aggressive Growth Fund will be liquidated.

     The shares of the Emerging Growth Fund have substantially identical characteristics to the shares of the Aggressive Growth Fund. Shares of each Fund are sold at net asset value, without an initial sales charge imposed by the Fund, and are subject to a distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's shares.

     The Trustees unanimously recommend that shareholders of the Aggressive Growth Fund approve the Merger because it offers shareholders the opportunity to pursue a similar investment program in a larger fund, with potentially reduced operating expenses. See "Operating Expenses" below and "Approval or Disapproval of Agreement and Plan of Reorganization -- Background and Reasons for the Proposed Merger."

OPERATING EXPENSES

     The following tables summarize a shareholder's maximum transaction costs from investing in shares of each Fund and expenses incurred by each Fund in its fiscal year ended December 31, 2001. Expenses of the Emerging Growth Fund are shown for the Fund's fiscal year ended December 31, 2001, and are shown as restated to give effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of January 1, 2001. Expenses shown for the Aggressive Growth Fund reflect an expense limitation currently in effect; there is no assurance that the limitation will continue in effect in the future. The tables are provided to help explain a shareholder's share of the operating expenses which each Fund incurs. The examples which follow show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in the Aggressive Growth Fund and the Emerging Growth Fund, over specified periods.

SHAREHOLDER TRANSACTION EXPENSES            AGGRESSIVE GROWTH FUND   EMERGING GROWTH FUND
----------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on            None                    None
   Purchases

   Maximum Deferred Sales Charge (Load)              None                    None

   Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                              None                    None
   Redemption Fee*                                   None                    None
   Exchange Fee                                      None                    None

* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING                                                                             EMERGING GROWTH
EXPENSES                                                                                                FUND
   (AS A PERCENTAGE OF NET ASSETS)       AGGRESSIVE GROWTH FUND       EMERGING GROWTH FUND            PRO FORMA
-------------------------------------- ---------------------------- -------------------------- ------------------------
   Management Fees                                1.00%                       1.00%                     1.00%
   Distribution (12b-1) Fees                      0.25%                       0.25%                     0.25%
   Shareholder Service Fee                        0.00%                       0.00%                     0.00%
   Other Expenses                                 0.43%                       0.34%                     0.34%
                                                  -----                       -----                     -----
   Total Fund Operating Expenses                  1.68%                       1.59%                     1.59%
    Fee Waiver and/or Expense
        Limitations                               .02%*                        N/A                       N/A
    Net Expenses                                 1.66%*                        N/A                       N/A

*The Net Expenses shown for the Aggressive Growth Fund show the effect of an expense limitation in effect through December 31, 2002 on Total Fund Operating Expenses. The expense limitation is imposed pursuant to a subadministration and accounting services agreement between the Trust and PFPC, Inc. and may be reimbursed by the Fund in subsequent years.

The following example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as those shown on the previous page under "Total Annual Fund Operating Expenses" (except that the Aggressive Growth Fund's operating expenses for the first year are assumed to be the same as those shown above under "Net Expenses"). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

EXAMPLE                        1 YEAR          3 YEARS          5 YEARS         10 YEARS
------------------------------------------ ----------------- --------------- ----------------
   Aggressive Growth Fund       $169             $528             $910           $1,979
   Emerging Growth Fund         $162             $502             $865           $1,883

     This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Because of Rule 12b-1 fees paid by the

Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

FEDERAL INCOME TAX CONSEQUENCES

     It is expected that the Merger will be a tax-free reorganization for federal income tax purposes, and consequently that no gain or loss will be recognized by the Aggressive Growth Fund or its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each Aggressive Growth Fund shareholder will be the same as the tax basis of the shareholder's Aggressive Growth Fund shares. See "Information About the Merger -- Federal Income Tax Consequences."

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives, policies, and restrictions of the Funds and certain differences between them are summarized below. For a more detailed description of the investment techniques used by the Funds, please see the accompanying Prospectus, as well as the SAI and the Merger SAI.

     The investment objective of both Funds is capital appreciation. RS Investments currently serves as investment adviser to both Funds.

     The Emerging Growth Fund invests principally in smaller, rapidly growing emerging companies. The Fund invests in a diversified portfolio of equity securities (principally common stocks) of companies that RS Investments believes have the potential for more rapid growth than the overall economy. The Fund normally invests at least 80% of its net assets in such emerging growth companies. Although the Fund may invest in companies of any size, it is likely, under current market conditions, that a substantial amount of its investments will be in companies with market capitalizations of $1.5 billion or less.

     The Aggressive Growth Fund invests in companies of any size that RS Investments believes offer the potential for significant increases in value. The Fund invests principally in common stocks but may also invest any portion of its assets in preferred stocks and warrants.

     Both Funds generally invest in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Both Funds are likely to invest a portion of their assets in technology and Internet-related companies. The Aggressive Growth Fund may sell securities short if RS Investments expects the value of the securities to decline.

     In selecting investments for both Funds, RS Investments considers a number of factors including whether the company has a distinct proprietary element, whether it is gaining market share, whether it is earning superior margins or experiencing superior profitability, whether it participates in an emerging space with a large market opportunity and whether it has a strong management share.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE, AND REDEMPTION PROCEDURES

     The Funds have substantially the same procedures for purchasing shares. Neither Fund imposes an initial sales charge, although shares of each Fund are subject to a distribution fee at an annual rate of 0.25% of the average daily net assets of the Fund.

     Shares of each Fund can be exchanged at net asset value for shares of any other fund offered by the Trust, subject to certain investment minimums.

     Redemption procedures for the Funds are also substantially identical. Shares of a Fund may be redeemed on any day the New York Stock Exchange is open at their net asset value next determined after receipt of the redemption request. Shares can be redeemed through participating financial institutions, by calling or submitting a written redemption request directly to the Fund's transfer agent (for non-broker accounts), online at www.Rsinvestments.com or through Autosell (an automated system enabling electronic fund transfers to be made directly between a shareholder's Fund account and bank account).

     Each Fund distributes substantially all of its net investment income and net capital gain income on a current basis.

                                  RISK FACTORS

PRINCIPAL RISKS OF AN INVESTMENT IN THE EMERGING GROWTH FUND

     It is possible to lose money on an investment in the Emerging Growth Fund.

     - EQUITY SECURITIES. One risk of investing in the Emerging Growth Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by RS Investments, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.

     - OVERWEIGHTING. Overweighting investments in certain sectors or industries of the U.S. stock market increases the risk that the Emerging Growth Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

     - SMALL COMPANIES. The Emerging Growth Fund invests in smaller companies, which tend to be more vulnerable to adverse developments than larger companies. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

     - TECHNOLOGY AND INTERNET INVESTMENTS. The Emerging Growth Fund's investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology or Internet-related investments generally.

     - PORTFOLIO TURNOVER. Frequent purchases and sales of the Emerging Growth Fund's portfolio securities involve expenses to the Fund, including brokerage commissions or dealer markups and other transaction costs. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

     The principal risks of an investment in the Aggressive Growth Fund are the same, with the addition of the risks of short sales and short positions.

ADDITIONAL INFORMATION REGARDING RISKS OF INVESTING IN THE EMERGING GROWTH FUND

     Certain risks associated with an investment in the Emerging Growth Fund are summarized below. A more detailed description of certain of the risks associated with an investment in the Emerging Growth Fund may be found in the Prospectus under the caption "Other Investment Practices and Risk Considerations" and in the SAI.

     The values of all securities and other instruments held by the Emerging Growth Fund vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Emerging Growth Fund will vary so that an investor's shares, when redeemed, may be worth more or less than the amount invested.

     INVESTMENTS IN SMALLER COMPANIES. The Emerging Growth Fund may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record or success. Also, RS Investments may not have had an opportunity to evaluate such newer companies' performance in adverse or fluctuating market conditions. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when RS Investments would otherwise have sold the security. It is possible that RS Investments or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Fund.

     SECTOR CONCENTRATION. At times, the Emerging Growth Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as the technology sector. A market sector may be made up of companies in a number of related industries. The Fund would only concentrate its investments in a particular market sector if RS Investments were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When the Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

     HIGH TECHNOLOGY AND THE INTERNET. The Emerging Growth Fund may invest all or a substantial portion of its assets in companies in high-technology or Internet-related sectors. Companies in those sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, and enhancements, and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Investments in these sectors may be highly volatile.

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Emerging Growth Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

     DEFENSIVE STRATEGIES. At times, RS Investments may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, RS Investments may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities RS Investments believes to be consistent with the Fund's best interests. If such a temporary "defensive" strategy is implemented, the Fund may not achieve its investment objective.

     PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains, which are generally taxed to shareholders at ordinary income tax rates. The portfolio turnover rate for the Emerging Growth Fund for the year ended December 31, 2001 was 148%.

                             MEETING OF SHAREHOLDERS

     This Prospectus/Proxy Statement is furnished in connection with a meeting of shareholders of the Aggressive Growth Fund to be held on December __, 2002 or at such later time made necessary by adjournment (the "Meeting"), and the solicitation of proxies by and on behalf of the Trustees of the Trust for use at the Meeting. The Meeting is being held to consider the proposed Merger of the Aggressive Growth Fund and the Emerging Growth Fund by the transfer of all of the Aggressive Growth Fund's assets and liabilities to the Emerging Growth Fund. This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about November __, 2002.

     The Trustees of the Trust know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF
                                 REORGANIZATION

SUMMARY OF PROPOSAL

     The shareholders of the Aggressive Growth Fund are being asked to approve or disapprove the Merger between the Aggressive Growth Fund and the Emerging Growth Fund. The Merger is proposed to take place pursuant to the Agreement and Plan of Reorganization between the Aggressive Growth Fund and the Emerging Growth Fund (the "Agreement"), the form of which is attached to this Prospectus/Proxy Statement as APPENDIX A.

     The Agreement provides, among other things, for the transfer of all of the assets of the Aggressive Growth Fund to the Emerging Growth Fund in exchange for
(i) the assumption by the Emerging Growth Fund of all of the liabilities of the Aggressive Growth Fund and (ii) the issuance to the Aggressive Growth Fund of the Merger Shares, the number of which will be calculated based upon the value of the net assets attributable to shares of the Aggressive Growth Fund acquired by the Emerging Growth Fund and the net asset value per share of the Emerging Growth Fund, all as more fully described below under "Information About the Merger."

     After receipt of the Merger Shares, the Aggressive Growth Fund will cause the Merger Shares to be distributed to its shareholders in complete liquidation of the Aggressive Growth Fund. Each shareholder of the Aggressive Growth Fund will receive a number of full and fractional Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Aggressive Growth Fund shares.

     TRUSTEES' RECOMMENDATIONS. [The Trustees of the Trust have voted unanimously to approve the proposed Merger by and between the Aggressive Growth Fund and the Emerging

Growth Fund and to recommend that shareholders of the Aggressive Growth Fund also approve the Merger.]

     REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger will require the affirmative vote of a majority of the shares of the Aggressive Growth Fund voting at the Meeting if a quorum is present. Shares of the Aggressive Growth Fund shall vote together as a single class.

     A shareholder of the Aggressive Growth Fund objecting to the proposed Merger is not entitled under either Massachusetts law or the Trust's Declaration of Trust (the "Declaration of Trust") to demand payment for or an appraisal of his or her Aggressive Growth Fund shares if the Merger is consummated over his or her objection. Shareholders may, however, redeem their shares at any time prior to the Merger, and if the Merger is consummated, shareholders will still be free at any time to redeem their Merger Shares, in each case for cash at net asset value at the time of such redemption, or to exchange their Merger Shares for shares of the same class of other funds offered by the Trust.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

     The Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), have determined that the Merger would be in the best interests of each Fund, and that the interests of each Fund's shareholders would not be diluted as a result of effecting the Merger. In evaluating the proposed Merger, the Trustees considered the investment objectives and policies of both Funds, the cost of the Merger to the Funds, and the asset sizes, the fee structures, and the operating histories of both Funds. The Trustees also consulted with RS Investments concerning the anticipated impact that the Merger would have on the Funds and their shareholders with respect to a variety of factors, including tax considerations. See "Information about the Merger - Federal Income Tax Consequences," below.

     The principal reasons why the Trustees are recommending the Merger are as follows:

     CHANGES IN MARKET CAPITALIZATIONS. The Trustees considered that, at the time the Aggressive Growth Fund was organized, the market capitalizations of companies in which the emerging growth group at RS Investments specializes -- smaller rapidly growing companies -- had increased substantially. As a result, many of those companies were available for investment by the Aggressive Growth Fund, but not by the Emerging Growth Fund. The Trustees considered that, since that time, market capitalizations of many of those companies have contracted sharply. As a result, the Emerging Growth Fund is now able to purchase the stocks of many companies which previously were available for purchase only by the Aggressive Growth Fund. They considered the view expressed by RS Investments that the Merger would be of benefit to shareholders of both Funds, since it will allow RS Investments' emerging growth team to focus its efforts on a single investment portfolio of smaller, rapidly growing companies.

     LIKELY REDUCTION IN EXPENSES. The Trustees considered that the combination of the two Funds will increase the assets base over which the Aggressive
Growth Fund's expenses will be spread. They considered that the rate at which the Emerging Growth Fund will pay expenses following the Merger will likely be less than the rate at which the Aggressive Growth Fund would pay expenses in the absence of the Merger. The Trustees also considered the view of RS Investments that, under current market conditions, it is unlikely that the Aggressive Growth Fund will increase substantially in size in the foreseeable future due to the sale of additional shares of the Fund, and so is unlikely to achieve the economies of scale or cost savings that often accompany increases in a mutual fund's size.

     CONTINUING INVESTMENT OPPORTUNITY WITH APPROPRIATE INVESTMENT OBJECTIVES, ETC. The Trustees considered that the Emerging Growth Fund offers a continuing investment program that is similar to that offered by the Aggressive Growth Fund. The emerging growth team at RS Investments uses the same basic investment discipline in managing both Funds. The Trustees considered that, although it was likely that the Emerging Growth Fund will over time invest in fewer companies with large market capitalizations than would the Aggressive Growth Fund, under current market conditions the Emerging Growth Fund would likely provide a comparable investment opportunity to that currently afforded by the Aggressive Growth Fund.

INFORMATION ABOUT THE MERGER

     AGREEMENT AND PLAN OF REORGANIZATION. The proposed Agreement provides that the Emerging Growth Fund will acquire all of the assets of the Aggressive Growth Fund in exchange for (i) the assumption by the Emerging Growth Fund of all of the liabilities of the Aggressive Growth Fund and (ii) the issuance of the Merger Shares, all as of the Exchange Date (defined in the Agreement to be December __, 2002 or such other date as may be agreed upon by the Funds). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, the form of which is attached as APPENDIX A to this Prospectus/Proxy Statement.

     The Aggressive Growth Fund will sell all of its assets to the Emerging Growth Fund. In exchange, the Emerging Growth Fund will assume all of the liabilities of the Aggressive Growth Fund and deliver to the Aggressive Growth Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Aggressive Growth Fund attributable to its shares, less the value of the liabilities of the Aggressive Growth Fund assumed by the Emerging Growth Fund attributable to the shares of the Aggressive Growth Fund.

     Immediately following the Exchange Date, the Aggressive Growth Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Aggressive Growth Fund. As a result of the proposed transaction, each holder of shares of the Aggressive Growth Fund will receive a number of Merger Shares equal in aggregate value at the Exchange Date to the value of the shares of the Aggressive Growth Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Emerging Growth Fund in the names of the Aggressive Growth Fund shareholders, each account representing the number of full and fractional Merger Shares due such shareholder. Certificates for Merger Shares will not be issued.

     The consummation of the Merger is subject to the conditions set forth in the Agreement, any of which may be waived. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of the Aggressive Growth Fund, prior to the Exchange Date, by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. The Agreement provides that the Merger need not be consummated if the Trustees of the Trust shall have concluded in good faith, prior to the Exchange Date, that the Merger would not be in the best interests of the Aggressive Growth Fund's shareholders.

     All legal and accounting fees and expenses, printing, filing and proxy solicitation expenses, portfolio transfer taxes (if any), brokerage and similar expenses and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by the Emerging Growth Fund.

     Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

     DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to the Aggressive Growth Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are shares of the Emerging Growth Fund, which have characteristics identical to those of the corresponding class of the Aggressive Growth Fund.

     Each Fund pays a management fee at an annual rate of 1.00% of average daily net assets. Shares of each Fund are sold at net asset value, without an initial sales charge imposed by the Fund, and are subject to a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets. Shares of each Fund are subject to a $9.00 fee charged for redemptions made by bank wire. In addition, shares of each Fund can be exchanged at net asset value for shares of any other fund offered by the Trust, subject to certain limitations set forth in the Prospectus.

     ADMINISTRATIVE ARRANGEMENTS. The Aggressive Growth Fund has entered into an Administrative Services Agreement with RS Investments pursuant to which RS Investments continuously provides business management services to the Fund. No fees are payable by the Aggressive Growth Fund under this Agreement. RS Investments provides administrative services to the Emerging Growth Fund pursuant to its Investment Advisory Agreement with RS Investments.

     FEDERAL INCOME TAX CONSEQUENCES. The Merger is expected to be a tax-free reorganization, in which case (i) under Section 361 of the Code, no gain or loss will be recognized by the Aggressive Growth Fund as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Aggressive Growth Fund on the distribution of Merger Shares to them in exchange for their shares of the Aggressive Growth Fund; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Aggressive Growth Fund's shareholders receive in place of their Aggressive Growth Fund shares will be the same as the basis of the Aggressive Growth Fund shares exchanged; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Aggressive Growth Fund shares exchanged for the Merger Shares, provided that the shareholder held the Aggressive Growth Fund shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Emerging Growth Fund as a result of the reorganization; (vi) under Section 362(b) of the Code, the Emerging Growth Fund's tax basis in the assets that the Emerging Growth Fund receives from the Aggressive Growth Fund will be the same as the Aggressive Growth Fund's basis in such assets; and (vii) under Section 1223(2) of the Code, the Emerging Growth Fund's holding period in such assets will include the Aggressive Growth Fund's holding period in such assets. The treatment of the Merger as a tax-free reorganization is based in part on the circumstances prevailing at the time of the Merger.

     As of August 31, 2002, the Aggressive Growth Fund had net loss carryforwards and realized capital losses amounting to approximately $9.26 per share of the Fund; the net asset value per share of that Fund at August 31, 2002 was $4.05. Net loss carryforwards and realized losses of the Emerging Growth Fund through the same date amounted to $28.03 per share of the Fund; the net asset value per share of that Fund at August 31, 2002 was $19.17. Following the Merger, the ability of the Emerging Growth Fund to make use of the capital loss carryforwards available to the Aggressive Growth Fund will likely be substantially limited due to the Merger. For these reasons, former shareholders of the Aggressive Growth Fund following the Merger will likely receive taxable distributions from the Emerging Growth Fund in a greater amount, or sooner, than would have been the case if they had remained shareholders of the Aggressive Growth Fund and the Merger had not occurred.

     You should consult your tax adviser as to your precise tax consequences arising from the Merger. To receive a written summary of your investment history call the Funds at 1-800-766-FUND.

     DECLARATION OF TRUST. Each of the Merger Shares will be fully paid and nonassessable by the Emerging Growth Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and/or the Emerging Growth Fund and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the Trust, the Emerging Growth Fund or the Trust's Trustees. The Declaration of Trust provides for indemnification out of the Emerging Growth Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Emerging Growth Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Emerging Growth Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. The shareholders of the Aggressive Growth Fund are currently subject to the same risk of shareholder liability under Massachusetts law and the Declaration of Trust.

     The Declaration of Trust provides that Trustees may be removed by two-thirds vote of the Trustees or by vote of shareholders holding at least two-thirds of the outstanding shares of the Trust. In addition, the Declaration of Trust provides that shareholders holding 10% or more of the outstanding shares of the Trust may call a meeting of shareholders to consider the removal of any Trustee.

     The Declaration of Trust provides that any fund, including the Aggressive Growth Fund, may be terminated at any time by the affirmative vote of a "majority of the outstanding voting securities" of that fund (as the quoted phrase is defined in the 1940 Act) or by the Trustees by written notice to the shareholders of that fund. The Declaration of Trust provides that the Trust may be terminated at any time by the affirmative vote of a "majority of the outstanding voting securities" of each series of the Trust (as the quoted phrase is defined in the 1940 Act), voting separately by series, or by the Trustees by written notice to the shareholders of the Trust.

     The Declaration of Trust provides that 40% of the shares entitled to vote at the meeting will constitute a quorum for that meeting.

     CAPITALIZATION. The following table shows the capitalizations of the Emerging Growth Fund and the Aggressive Growth Fund as of September 30, 2002 and of the Emerging Growth Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Emerging Growth Fund of the assets and liabilities of the Aggressive Growth Fund at net asset value:

                                                 September 30, 2002

                                                                                          Emerging Growth Fund:
                                  Emerging Growth Fund      Aggressive Growth Fund         Pro Forma Combined
Net Assets                                [ ]                        [ ]                           [ ]

Shares outstanding                        [ ]                        [ ]                           [ ]

Net asset value per share                 [ ]                        [ ]                           [ ]

                           INFORMATION ABOUT THE FUNDS

     Other information regarding the Aggressive Growth Fund and the Emerging Growth Fund, including information with respect to the investment objectives, policies, and restrictions and financial history may be found in the Merger SAI, the Prospectus, the SAI, and the Annual Report, which are available upon request by calling 1-800-766-FUND. To the extent that any information in respect of the Aggressive Growth Fund or the Emerging Growth Fund found in any such document is inconsistent with the information contained in this Prospectus/Proxy Statement, this Prospectus/Proxy Statement should be deemed to supersede such other document.

     Proxy materials, reports, proxy and information statements, and other information filed by the Trust with respect to the Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

                               VOTING INFORMATION

     RECORD DATE, QUORUM, AND METHOD OF TABULATION. Shareholders of record of the Aggressive Growth Fund at the close of business on November __, 2002 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of 40% of the shares of the Aggressive Growth Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Only shareholders of the Aggressive Growth Fund will vote on the approval or disapproval of the Merger.

     Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Trust to act as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions or "broker non-votes" (I.E., shares held by a broker or nominee as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes will have no effect on the Merger vote.

     SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Trust, there were issued and outstanding [ ] shares of beneficial interest of the Aggressive Growth Fund.

     As of the Record Date, to the Trust's knowledge, the shareholders who owned of record or beneficially 5% or more of the outstanding shares of the Aggressive Growth Fund were as follows:

                                               PERCENTAGE OF OUTSTANDING
         SHAREHOLDER          SHARES OWNED        SHARES OF FUND OWNED
   AGGRESSIVE GROWTH FUND




     As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Class of the Aggressive Growth Fund and the Emerging Growth Fund.

     SOLICITATION OF PROXIES. The costs of solicitation of proxies will be borne by the Emerging Growth Fund. Solicitation of proxies by personal interview, mail, telephone, and telegraph may be made by officers and Trustees of the Trust and employees of RS Investments and its affiliates.

     The Trust may also arrange to have votes recorded by telephone. The telephone voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. The Trust has been advised by counsel that these procedures are consistent with the requirements of applicable law. If these procedures were subject to a successful legal challenge, such votes would not be counted at the Meeting. The Trust is unaware of any such challenge at this time. Shareholders would be called at the phone number the Trust (or a shareholder's financial institution) has in its records for their accounts, and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the Meeting in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they will also receive a confirmation of their instructions in the mail. A special toll-free number will be available in case the information contained in the information is incorrect.

     REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it at any time before it is exercised by sending or delivering a written revocation to the Secretary of the Trust (which will be effective when it is received by the Secretary), by properly executing a later-dated proxy, or by attending the Meeting, requesting return of such proxy, and voting in person. All properly executed proxies received in time for the Meeting will be voted in accordance with the specification made, or, if no specification is made FOR the proposal to implement the Merger.

     SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Declaration of Trust does not provide for annual meetings of shareholders and the Trust does not currently intend to hold such a meeting for shareholders in 2002. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Aggressive Growth Fund's shareholders must be received by the Trust a reasonable period of time prior to any such meeting. If the Merger is consummated, the Aggressive Growth Fund's existence will terminate in December 2002 or shortly thereafter, after which there would be no meetings of the shareholders of the Aggressive Growth Fund.

     ADJOURNMENT. In the event that sufficient votes in favor of the Merger proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period of not more than 60 days in the aggregate to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies which they have been instructed to vote against the proposal, and they will vote to abstain any such proxies which they are required to abstain from voting on the proposal. The costs of any such additional solicitation and of any adjourned session will be borne by the Emerging Growth Fund.

November __, 2002

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (the "Agreement") is made as of October ___, 2002 in San Francisco, California, by and between RS Investment Trust, a Massachusetts business trust (the "Trust"), on behalf of its RS Aggressive Growth Fund series (the "Acquired Fund"), and the Trust, on behalf of its RS Emerging Growth Fund series (the "Acquiring Fund").

PLAN OF REORGANIZATION

     (a) The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund a number of full and fractional shares of beneficial interest of the Acquiring Fund (the "Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to shares of the Acquired Fund assumed by the Acquiring Fund on that date.

     (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the Merger Shares of the Acquiring Fund, each such shareholder being entitled to receive that proportion of such Merger Shares which the number of shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

     (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Declaration of Trust of the Trust, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

AGREEMENT

     The Acquiring Fund and the Acquired Fund agree as follows:

     1. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

     a. The Acquiring Fund is a series of shares of the Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure so to qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

     b. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the year ended December 31, 2001 have been furnished to the Acquired Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquiring Fund as of their date and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the period covered thereby in conformity with generally accepted accounting principles.

     d. The current prospectuses and statement of additional information of the Trust, dated May 1, 2002 and May 1, 2002 as revised August 30, 2002, respectively, (collectively, the "RS Prospectus"), which has previously been furnished to the Acquired Fund, did not as of such date and do not contain as of the date hereof, with respect to the Trust and the Acquiring Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund, which assert liability on the part of the Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. To the best of its knowledge and except as previously disclosed to the Acquired Fund by the Acquiring Fund, the Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of December 31, 2001, those incurred in the ordinary course of its business as an investment company since December 31, 2001 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2001, whether or not incurred in the ordinary course of business.

     g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Trust's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

     i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectuses which are contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the Trust, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund or the Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the RS Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

     k. To the best of its knowledge and except as previously disclosed to the Acquired Fund by the Acquiring Fund, all of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Internal Revenue Code of 1986, as amended (the "Code").

     m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     n. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

     2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

     a. The Acquired Fund is a series of shares of the Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

     b. The Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     c. A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the fiscal year ended December 31, 2001 have been furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of their date, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the period covered thereby, in conformity with generally accepted accounting principles.

     d. The RS Prospectus, which has been previously furnished to the Acquiring Fund, did not contain as of such dates and does not contain, with respect to the Trust and the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund, which assert liability on the part of the Trust or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as will be disclosed in the Trust's registration statement on Form N-1A or the RS Prospectus.

     g. To the best of its knowledge and except as previously disclosed to the Acquiring Fund by the Acquired Fund, the Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of December 31, 2001 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 2001, whether or not incurred in the ordinary course of business.

     h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Trust's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     i. At the Exchange Date, the Trust, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2001 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

     j. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

     k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state securities or blue sky laws.

     l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or the Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under
          Section 851 and 852 of the Code.

     n. To the best of its knowledge and except as previously disclosed to the Acquiring Fund by the Acquired Fund, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     o. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and nonassessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

     3.   REORGANIZATION.

     a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(m) hereof), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund.

     b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

     c. The Valuation Time shall be 4:30 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

     4. EXCHANGE DATE: VALUATION TIME. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to shares of the Acquired Fund assumed by the Acquiring Fund on that date.

     a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund, and the value of the liabilities attributable to the shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

     b. The net asset value of the Merger Shares shall be computed in the manner set forth in the RS Prospectus. The value of the assets and liabilities of the shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

     c. No adjustments shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

     d. The Acquired Fund shall distribute the Merger Shares to the shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Merger Shares to the shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Acquired Fund shareholder in accordance with such written instructions.

     e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

     5. EXPENSES, FEES, ETC.

     a. All legal and accounting fees and expenses, printing, filing and proxy solicitation expenses, portfolio transfer taxes (if any), brokerage and similar expenses incurred in connection with the transactions contemplated by the Agreement will be borne by the Acquiring Fund, whether or not such transactions are consummated. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

     b. Notwithstanding any other provision of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

     6. EXCHANGE DATE. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed and the delivery of the Merger Shares to be issued shall be made at the offices of Ropes & Gray, One International Place, Boston, Massachusetts 02110 as of ___________, or at such other date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     7. MEETINGS OF SHAREHOLDERS; DISSOLUTION.

     a. The Trust, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Acquired Fund.

     b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the Trust's Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

     c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. The Acquired Fund and the Acquiring Fund will cooperate with each other and will furnish to each other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

     8. CONDITIONS TO THE ACQUIRING FUND'S OBLIGATIONS. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since December 31, 2001, other than changes in the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

     c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

     d. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from PricewaterhouseCoopers dated the Exchange Date reporting on the results of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended December 31, 2001 and the period from December 31, 2001 to the Exchange Date (the latter period being based on unaudited data).

     e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     f. That the Acquiring Fund shall have received an opinion of Ropes & Gray dated the Exchange Date, to the effect that (i) this Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquired Fund and, assuming that the Registration Statement, the RS Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Trust and the Acquired Fund; (ii) the Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust's Declaration of Trust or By-Laws or any provision of any agreement know to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound; and (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

     g. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

     h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, threatened by the Commission.

     i. That the Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     j. That all actions taken by the Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

     k. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under
          Section 103(a) of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after December 31, 2001 and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid) in each case for its taxable years ending on or after December 31, 2001 and on or prior to the Exchange Date, and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the taxable year ending on December 31, 2001 and all subsequent taxable periods ending on or prior to the Exchange Date.

     l. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

     m. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and
          (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

     n. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions therefrom).

     o. That the Acquiring Fund shall have received from PricewaterhouseCoopers a letter addressed to the Acquiring Fund dated as of the Exchange Date satisfactory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), which limited procedures relate as of the Valuation Time to the procedure customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

     9. CONDITIONS TO THE ACQUIRED FUND'S OBLIGATIONS. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That the Acquiring Fund shall have furnished to the Acquired Fund a statement of the Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on the Acquiring Fund's behalf by the Robert Stephens Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquiring Fund since December 31, 2001, other than changes in its portfolio securities since that date, changes in the market value of the portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

     c. That the Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

     d. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that RS shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of RS certifying that as of the Valuation Time and as of the Exchange Date, to the best of RS' knowledge, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

     e. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

     f. That the Acquired Fund shall have received an opinion of Ropes & Gray dated the Exchange Date, to the effect that (i) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the Trust and the Acquiring Fund; (ii) this Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquiring Fund and, assuming that the RS Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934
          Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Trust and the Acquiring Fund; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust's Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (v) the Registration Statement has become effective under the 1933 Act, and to the best knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     g. That all actions taken by the Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

     h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, threatened by the Commission.

     i. That the Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     j. The Board of Trustees of the Trust shall not have concluded in the good faith exercise of its fiduciary duty that the transactions contemplated hereby would not be in the best interests of the shareholders of the Acquired Fund.

     10. INDEMNIFICATION.

     a. The Acquired Fund will indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquiring Fund represented by the Merger Shares following the Exchange Date) but no other assets, the trustees and officers of the Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in the Registration Statement, the RS Prospectus, the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund. The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this
          Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under
          Section 10(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(a) without the necessity of the Indemnified Parties' first paying the same.

     b. The Acquiring Fund will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the trustees and officers of the Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in the Registration Statement, the RS Prospectus, the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding, made with the consent of the Trust or the Acquiring Fund. The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

     11. NO BROKER, ETC. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it or the Trust who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

     12. TERMINATION. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees of the Trust on behalf of each fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by [ , 2002], this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

     13. RULE 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

     "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE EMERGING GROWTH FUND OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

     14. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

     15. SOLE AGREEMENT; AMENDMENTS; GOVERNING LAW. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     16. DECLARATION OF TRUST. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the Trust on behalf of the Acquired Fund and on behalf of the Acquiring Fund, as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of the Acquired Fund and the Acquiring Fund, as the case may be.


                               RS INVESTMENT TRUST,

                               on behalf of its RS Aggressive Growth Fund series

                               By:_______________________________
                               Name:
                               Title:

                               RS INVESTMENT TRUST,

                               on behalf of its RS Emerging Growth Fund series

                               By:________________________________
                               Name:
                               Title:

                               RS INVESTMENT TRUST

                             RS EMERGING GROWTH FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November __, 2002

     This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of RS Aggressive Growth Fund (the "Acquired Fund") into RS Emerging Growth Fund (the "Acquiring Fund" and, together, the "Funds"). Both funds are series of RS Investment Trust (the "Trust").

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November __, 2002 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to RS Investment Trust at 388 Market Street, San Francisco, California 94111, or by calling 1-800-766-FUND.

                                Table of Contents
I.   ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND        2
II.  FINANCIAL STATEMENTS                                                         2
     A.  INCORPORATION BY REFERENCE                                               2
     B.  UNAUDITED PRO FORMA COMBINED FINANCIAL STATEMENTS                        2

I.  ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND.

     This SAI is accompanied by the Statement of Additional Information of the Trust dated May 1, 2002, as revised August 30, 2002 (the "Trust SAI"), which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Trust SAI contains additional information about the Acquiring Fund and the Acquired Fund. The information regarding the Acquired Fund and the Acquiring Fund contained in the Trust SAI is incorporated by reference into this SAI.

II.  FINANCIAL STATEMENTS.

     INCORPORATION BY REFERENCE: This SAI is accompanied by the Annual
Report to Shareholders of the Trust for the year ended December 31, 2001 (the "Annual Report"). The Annual Report contains historical financial information regarding both the Acquired Fund and the Acquiring Fund. The Annual Report, including the report of PricewaterhouseCoopers LLP contained therein, has been filed with the Securities and Exchange Commission, and the financial statements relating to the Acquired Fund and the Acquiring Fund, and such report of PricewaterhouseCoopers LLP, included in the Annual Report are incorporated herein by reference.

     This SAI is also accompanied by the Semi-Annual Report to Shareholders of the Trust for the period ended June 30, 2002 (the "Semi-Annual Report"). The Semi-Annual Report contains unaudited historical information regarding both the Acquired Fund and the Acquiring Fund. The Semi-Annual Report has been filed with the Securities and Exchange Commission, and the financial statements relating to the Acquired Fund and the Acquiring Fund included in the Semi-Annual Report are incorporated herein by reference.

     No pro forma combined financial statements have been included because, at the date of the filing of the Trust's Registration Statement on Form N-14, the net asset value of the Acquired Fund was less than ten percent of the net asset value of the Acquiring Fund.

                               RS INVESTMENT TRUST
                                    FORM N-14
                                     PART C
                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Under the terms of Registrant's By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940, as amended, (the "1940 Act").

Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


Item 16. EXHIBIT INDEX

Exhibit No.       Exhibit Title

     (1)          (a)  Amended and Restated Agreement and Declaration of Trust
                       of Registrant.  /A/
                  (b) Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant. /A/

     (2)          Copy of By-Laws of Registrant as amended July 22, 1997. /B/

     (3) Voting trust agreement affecting more than 5% of any class of equity securities- None.

     (4) Form of Agreement and Plan of Reorganization - Filed as Appendix A to Part A hereof.

     (5)          (a)  Specimen Share Certificate.  /C/

                  (b) Portions of Amended and Restated Agreement and Declaration of Trust Relating to Shareholders'
                       Rights. /A/
                  (c)  Portions of By-Laws Relating to Shareholders' Rights. /A/

     (6)          (a)  Investment Advisory Agreement between RS Investment
                       Management, L.P. and Registrant.  /A/
                  (b) Form of Revised Schedule 1 to Investment Advisory Agreement. /D/
                  (c) Form of Further Revised Schedule 1 to Investment Advisory Agreement. /E/

     (7)          Form of Distribution Agreement with PFPC Distributors, Inc.
                  /D/

     (8)          Bonus, profit-sharing or pension plans - None.

     (9) Form of Custodian Agreement between Registrant and PFPC Trust Company. /A/

     (10)         Restated Distribution Plan pursuant to Rule 12b-1.  /D/

     (11) Opinion and Consent of Counsel as to the legality of securities being registered- filed herewith.

     (12) Opinion and Consent of Counsel as to tax matters- to be filed by post- effective amendment.

     (13)         (a) Administrative Services Agreement.  /A/
                  (b) Form of Sub-Administration and Accounting Services
                      Agreement between Registrant and PFPC, Inc.  /A/
                  (c) Form of Revised Schedule A to Administrative Services
                      Agreement.  /F/
                  (d) Form of Further Revised Schedule A to Administrative
                      Services Agreement.  /G/
                  (e) Form of Further Revised Schedule A to Administrative
                      Services Agreement.  /D/
                  (f) Form of Further Revised Schedule A to Administrative
                      Services Agreement.  /E/
                  (g) Form of Amendment to Administrative Services
                      Agreement.  /E/

     (14)         Consent of Independent Accountants- filed herewith.

     (15)         Financial Statements omitted pursuant to Item 14(a)(1)- None.

     (16)         Power of Attorney- filed herewith.

     (17)         Form of Proxy- filed herewith.

Item 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) Pursuant to the requirements of Form N-14, Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed merger described in the Prospectus/Proxy Statement that is a part of this Registration Statement within a reasonable time after receipt of such opinion or ruling.

Incorporated by a reference to corresponding exhibits:

/A/ Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (the "N-1A Registration Statement") filed on March 4, 1999. (Accession No. 0001047469-99-008510)
/B/ Previously filed as part of Post-Effective Amendment No. 30 to the N-1A Registration Statement on December 29, 1997. (Accession No. 0001047469-97-008999)
/C/ Previously filed as part of the Registration Statement filed on August 12, 1987.
/D/ Previously filed as part of Post-Effective Amendment No. 40 to the N-1-A Registration Statement on January 9, 2001. (Accession No. 0000912057-01-000815)
/E/ Previously filed as part of Post-Effective Amendment No. 43 to the N-1A Registration Statement on May 1, 2002. (Accession No. 0000912057)
/F/ Previously filed as part of Post-Effective Amendment No. 36 to the N-1A Registration Statement on October 8, 1999. (Accession No. 0001047469-99-038109)
/G/ Previously filed as part of Post-Effective Amendment No. 37 to the N-1A Registration Statement on February 18, 2000. (Accession No. 0000912057-00-007715)

                                     NOTICE

A copy of the Agreement and Declaration of Trust of RS Investment Trust (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.



                                   SIGNATURES

As required by the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of San Francisco, and the State of California on the 4th day of October, 2002.

                                   RS INVESTMENT TRUST


                                            G. RANDALL HECHT*
                                   By:
                                      -------------------------------------
                                      President and Principal Executive Officer


As required by the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dated indicated.


SIGNATURE                                       CAPACITY
G. RANDALL HECHT*                               Principal Executive Officer and Trustee         October 4, 2002
----------------------------------
G. Randall Hecht

/s/ STEVEN COHEN                                Chief Financial and Accounting Officer          October 4, 2002
----------------------------------
Steven Cohen

LEONARD B. AUERBACH*                            Trustee                                         October 4, 2002
----------------------------------
Leonard B. Auerbach

JOHN W. GLYNN, JR.*                             Trustee                                         October 4, 2002
----------------------------------
John W. Glynn, Jr.

JEROME S. CONTRO*                               Trustee                                         October 4, 2002
----------------------------------
Jerome S. Contro

                                                Trustee
----------------------------------
Michael G. McCaffery


*BY /s/ STEVEN COHEN
   --------------------------------------------
  STEVEN COHEN, ATTORNEY-IN-FACT PURSUANT
   TO THE POWERS OF ATTORNEY PREVIOUSLY FILED.

EXHIBIT INDEX

EXHIBIT NO.                EXHIBIT TITLE


Exhibit 11:                Opinion of Ropes & Gray

Exhibit 14:                Consent of PricewaterhouseCoopers LLP

Exhibit 16:                Power of Attorney

Exhibit 17:                Form of Proxy